Goodwill - Summary of Changes in Goodwill (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Beginning balance	$ 1.9	$ 0.0
Additions from acquisitions	45.9	1.9
Ending balance	$ 47.8	$ 1.9